FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Assets:
Measured At Amortized Cost	[1]	$ 13,424	$ 4,277
Liabilities:
Amortized Cost	[2]	26,906	14,109
Fair Value Through Pl	[3]	$ 610

[1]	Cash and cash equivalents, and trade and other receivables
[2]	Accounts payable and accrued liabilities, current loans, and lease obligations.
[3]	Embedded derivatives related to convertible debt (only financial instrument carried at fair value)